UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22431

RiverPark Funds Trust
(Exact name of registrant as specified in charter)
________

156 West 56th Street, 17th Floor
New York, NY 10019
(Address of Principal Executive Office)     (Zip Code)

Morty Schaja
156 West 56th Street, 17th Floor
New York, NY 10019
(Name and Address of Agent for Service)

With copies to:
Thomas R. Westle
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

(212) 484-2100
(Registrant's Telephone Number, including Area Code)

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Item 1.   Schedule of Investments

RiverPark Large Growth Fund December 31, 2015 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.4%**
Consumer Discretionary – 21.1%
CarMax*	55,480	$2,994
Dollar Tree*	41,880	3,234
Dollarama^	15,126	874
Las Vegas Sands	65,705	2,881
Priceline Group*	2,542	3,241
Starbucks	24,224	1,454
Walt Disney	16,619	1,746
		16,424
Energy – 6.3%
EOG Resources	22,112	1,565
Schlumberger	35,078	2,447
Southwestern Energy*	127,055	903
		4,915
Financials – 34.4%
Affiliated Managers Group*	10,707	1,711
American Express	21,305	1,482
American Tower, Cl A‡	31,576	3,061
CBRE Group, Cl A*	33,589	1,161
Charles Schwab	77,148	2,541
CME Group, Cl A	28,733	2,603
Equinix‡	13,624	4,120
Intercontinental Exchange	4,806	1,232
Realogy Holdings*	94,927	3,481
TD Ameritrade Holding	70,188	2,436
The Blackstone Group LP (a)	102,197	2,988
		26,816
Health Care – 5.9%
Intuitive Surgical*	3,321	1,814
Perrigo	19,203	2,778
		4,592
Industrials – 2.5%
Stericycle*	7,027	847
Verisk Analytics, Cl A*	14,330	1,102
		1,949
Information Technology – 25.6%
Alliance Data Systems*	8,146	2,253
Alphabet, Cl A*	3,096	2,409
Alphabet, Cl C*	3,179	2,412
Apple	23,154	2,437
eBay*	73,964	2,033
Facebook, Cl A*	26,118	2,733
Mastercard, Cl A	19,984	1,946
QUALCOMM	14,778	739
Trimble Navigation*	50,264	1,078
Visa, Cl A	25,014	1,940
		19,980
Materials – 2.3%
Ecolab	7,127	815
Monsanto	9,923	978
		1,793

RiverPark Large Growth Fund December 31, 2015 (Unaudited)

Description	Shares	Value (000)
Telecommunication Services – 1.3%
SBA Communications, Cl A*	9,367	$984

Total Common Stock
(Cost $71,115) (000)		77,453

Total Investments — 99.4%
(Cost $71,115) (000) †		$77,453

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $77,920 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
‡	Real Estate Investment Trust
(a)	Security considered Master Limited Partnership. At December 31, 2015, these securities amounted to $2,988 (000) or 3.8% of Net Assets.

Cl — Class
LP — Limited Partnership

†
At December 31, 2015 the tax basis cost of the Fund's investments was $71,115 (000) and the unrealized appreciation and depreciation were $13,634 (000) and ($7,296) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1100

RiverPark/Wedgewood Fund December 31, 2015 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.9%**
Consumer Discretionary – 9.3%
LKQ*	2,968,000	$87,942
Priceline Group*	74,700	95,239
		183,181
Consumer Staples – 8.5%
Kraft Heinz	1,115,000	81,127
Mead Johnson Nutrition, Cl A	1,087,000	85,819
		166,946
Energy – 9.1%
Core Laboratories	625,500	68,017
Schlumberger	1,601,000	111,670
		179,687
Financials – 16.2%
Berkshire Hathaway, Cl B*	1,440,000	190,137
M&T Bank	1,050,000	127,239
		317,376
Health Care – 12.5%
Express Scripts Holding*	1,632,000	142,653
Perrigo	704,000	101,869
		244,522
Industrials – 9.3%
Stericycle*	725,000	87,435
Verisk Analytics, Cl A*	1,238,000	95,177
		182,612
Information Technology – 33.0%
Alphabet, Cl A*	109,000	84,803
Apple	1,614,000	169,889
Cognizant Technology Solutions, Cl A*	1,926,000	115,598
PayPal Holdings*	1,693,000	61,287
QUALCOMM	2,946,000	147,256
Visa, Cl A	881,000	68,322
		647,155
Total Common Stock
(Cost $1,724,024) (000)		1,921,479

Total Investments — 97.9%
(Cost $1,724,024) (000) †		$1,921,479

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $1,963,202 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

†
At December 31, 2015 the tax basis cost of the Fund's investments was $1,724,024 (000) and the unrealized appreciation and depreciation were $285,837 (000) and ($88,382) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1100

RiverPark Short Term High Yield Fund December 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 72.3%
Consumer Discretionary – 26.0%
Accuride
9.500%, 08/01/18	$13,791	$11,481
Cablevision Systems
8.625%, 09/15/17	15,487	16,339
Cambium Learning Group
9.750%, 02/15/17	15,987	16,127
Checkers Drive-In Restaurants
11.000%, 12/01/17 (a)	16,450	17,355
DISH DBS
7.125%, 02/01/16	33,753	33,880
DR Horton
6.500%, 04/15/16	10,000	10,150
Ford Motor Credit
2.500%, 01/15/16	2,170	2,171
Igloo Holdings
8.250%, 12/15/17 (a)	20,000	20,075
Interactive Data
5.875%, 04/15/19 (a)	41,619	42,607
Office Depot
9.750%, 03/15/19 (a)	7,480	7,807
Petco Animal Supplies
9.250%, 12/01/18 (a)	9,750	10,018
Pinnacle Entertainment
7.500%, 04/15/21	17,168	17,983
		205,993
Consumer Staples – 8.8%
SUPERVALU
8.000%, 05/01/16	35,000	35,812
US Foods
8.500%, 06/30/19	32,554	33,612
		69,424
Energy – 1.4%
Sabine Pass LNG
7.500%, 11/30/16	11,355	11,355
		11,355
Financials – 7.3%
Crescent Resources
10.250%, 08/15/17 (a)	4,725	4,743
Homefed
6.500%, 06/30/18 (a)	30,136	30,061
Realogy Group
3.375%, 05/01/16 (a)	23,155	23,255
		58,059
Health Care – 0.9%
Prospect Medical Holdings
8.375%, 05/01/19 (a)	4,137	4,313
Zoetis
1.150%, 02/01/16	2,707	2,706
		7,019

RiverPark Short Term High Yield Fund December 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Industrials – 1.9%
Dispensing Dynamics International
12.500%, 01/01/18 (a)	$1,259	$1,229
Icahn Enterprises
3.500%, 03/15/17	13,915	14,019
		15,248
Information Technology – 11.7%
Audatex North America
6.000%, 06/15/21 (a)	29,766	30,101
First Data
8.750%, 01/15/22 (a)	57,317	59,959
Sabre Holdings
8.350%, 03/15/16	2,060	2,083
		92,143
Materials – 5.2%
Beverage Packaging Holdings Luxembourg II
5.625%, 12/15/16 (a)	24,790	24,573
Optima Specialty Steel
12.500%, 12/15/16 (a)	19,564	16,630
		41,203
Telecommunication Services – 9.1%
Level 3 Financing
4.101%, 01/15/18 (b)	18,226	18,340
Sprint Communications
9.125%, 03/01/17	942	961
6.000%, 12/01/16	15,980	15,980
Telesat Canada
6.000%, 05/15/17 (a)	36,143	36,504
		71,785
Total Corporate Obligations
(Cost $580,430) (000)		572,229

Commercial Paper — 11.4%
Albemarle
0.000%, 01/11/16 (c)	8,700	8,698
AutoZone
0.570%, 01/11/16 (c)	17,000	16,998
Ford Motor Credit
0.871%, 01/11/16 (c)	5,000	4,999
0.801%, 01/06/16 (c)	20,000	19,998
Hewlett Packard Enterprise
0.721%, 01/13/16 (c)	20,000	19,998
NBCUniversal Enterprise
0.600%, 01/07/16 (c)	17,000	16,999
Thomson Reuters
0.680%, 01/14/16 (c)	3,000	2,999
Total Commercial Paper
(Cost $90,685) (000)		90,689

RiverPark Short Term High Yield Fund December 31, 2015 (Unaudited)

Description	Shares/ Face Amount (000)	Value (000)
Preferred Stock — 0.2%
Merrill Lynch Preferred Capital Trust III
7.000%, 12/31/49	20,403	$512
Merrill Lynch Preferred Capital Trust IV
7.120%, 12/31/49	31,203	784
Merrill Lynch Preferred Capital Trust V
7.280%, 12/31/49	9,008	226
Total Preferred Stock
(Cost $1,523) (000)		1,522

Bank Loan Obligations — 11.2%
Affinity Gaming
0.000%, 11/09/17 (d)	$7,000	6,969
Energy Future Holdings
4.250%, 06/19/16	43,100	42,895
Lee Enterprises
7.250%, 03/31/19	12,961	12,766
Med Assets
0.000%, 12/13/19 (d)	5,000	4,956
Mediacom Communications
3.390%, 10/23/17	3,338	3,306
MGM Resorts International
3.170%, 12/17/20	10,243	10,173
Pep Boys - Manny, Moe and Jack
5.500%, 11/10/18	7,364	7,345

Total Bank Loan Obligations
(Cost $89,116) (000)		88,410

Total Investments — 95.1%
(Cost $761,754) (000) †		$752,850

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$572,229	$—	$572,229
Commercial Paper	—	90,689	—	90,689
Preferred Stock	1,522	—	—	1,522
Bank Loan Obligations	—	88,410	—	88,410
Total Investments in Securities	$1,522	$751,328	$—	$752,850

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $791,261 (000).
(a)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)	Variable rate security - Rate disclosed is the rate in effect on December 31, 2015.
(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(d)	Unsettled bank loan. Interest rate not available.

†
At December 31, 2015 the tax basis cost of the Fund's investments was $761,754 (000) and the unrealized appreciation and depreciation were $708 (000) and ($9,612) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ have been rounded to $0.

RPF-QH-001-1100

RiverPark Long/Short Opportunity Fund December 31, 2015 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 86.6%**
Consumer Discretionary – 17.3%
CarMax*	80,412	$4,340
Dollar Tree*(b)(c)	30,016	2,318
Dollarama***	28,702	1,658
Imax*(c)	46,547	1,654
Las Vegas Sands (b)(c)	73,407	3,218
Priceline Group*(b)(c)	3,412	4,350
Starbucks (c)	32,832	1,971
Walt Disney (b)(c)	4,672	491
		20,000
Energy – 4.9%
EOG Resources	31,657	2,241
Schlumberger (b)(c)	29,454	2,054
Southwestern Energy*(b)(c)	192,663	1,370
		5,665
Financials – 32.8%
Affiliated Managers Group*	14,928	2,385
American Express (c)	30,943	2,152
American Tower, Cl A‡ (b)(c)	33,985	3,295
CBRE Group, Cl A*	48,683	1,683
Charles Schwab (c)	116,580	3,839
CME Group, Cl A (b)(c)	28,991	2,627
Equinix‡ (c)	18,879	5,709
Intercontinental Exchange	6,914	1,772
Realogy Holdings*(c)	155,272	5,694
TD Ameritrade Holding	105,520	3,663
The Blackstone Group LP (a)(c)	174,941	5,115
		37,934
Health Care – 5.6%
Intuitive Surgical*(c)	4,902	2,677
Perrigo	26,761	3,873
		6,550
Industrials – 2.3%
Stericycle*	9,652	1,164
Verisk Analytics, Cl A*	19,604	1,507
		2,671
Information Technology – 21.3%
Alliance Data Systems*(b)(c)	9,250	2,558
Alphabet, Cl A*(b)(c)	4,178	3,251
Alphabet, Cl C*(b)(c)	3,878	2,943
Apple (b)(c)	23,034	2,425
eBay*(b)	40,986	1,126
Facebook, Cl A*	38,921	4,073
Mastercard, Cl A (b)(c)	10,172	990
QUALCOMM (b)(c)	21,613	1,080
Trimble Navigation*(c)	70,005	1,502
Visa, Cl A (b)(c)	28,740	2,229
WebMD Health, Cl A*	50,529	2,441
		24,618

RiverPark Long/Short Opportunity Fund December 31, 2015 (Unaudited)

Description	Shares	Value (000)
Materials – 1.2%
Monsanto (c)	13,847	$1,364

Telecommunication Services – 1.2%
SBA Communications, Cl A*(b)(c)	13,584	1,427

Total Common Stock
(Cost $86,554) (000)		100,229

Total Investments — 86.6%
(Cost $86,554) (000) †		$100,229

Schedule of Securities Sold Short
Common Stock — (45.5)%
Consumer Discretionary – (17.4)%
Best Buy	(37,237)	$(1,134)
CBS, Cl B	(17,040)	(803)
Crocs*	(44,180)	(452)
DeVry Education Group	(13,761)	(348)
Dick's Sporting Goods	(17,221)	(609)
GameStop, Cl A	(16,315)	(457)
Gannett	(46,446)	(757)
Gap	(26,274)	(649)
Garmin	(22,952)	(853)
Guess?	(41,709)	(787)
Hibbett Sports*	(15,177)	(459)
Kohl's	(13,157)	(627)
Live Nation Entertainment*	(34,561)	(849)
Lululemon Athletica*	(19,162)	(1,006)
Macy's	(14,095)	(493)
Mattress Firm Holding*	(12,679)	(566)
Omnicom Group	(17,154)	(1,298)
Publicis Groupe	(18,249)	(1,217)
Scripps Networks Interactive, Cl A	(26,226)	(1,448)
Sony ADR	(52,671)	(1,296)
Starz - Liberty Capital*	(21,598)	(724)
TEGNA	(21,168)	(540)
Thomson Reuters	(17,521)	(663)
Twenty-First Century Fox, Cl A	(31,724)	(862)
WPP	(52,733)	(1,215)
		(20,112)
Consumer Staples – (1.5)%
Coca-Cola	(27,589)	(1,185)
Spectrum Brands Holdings	(5,570)	(567)
		(1,752)
Financials – (2.4)%
Green Dot, Cl A*	(80,311)	(1,319)
Iron Mountain‡	(53,808)	(1,453)
		(2,772)
Health Care – (1.7)%
Acadia Healthcare*	(9,129)	(570)

RiverPark Long/Short Opportunity Fund December 31, 2015 (Unaudited)

Description	Shares/ Contracts	Value (000)
Cerner*	(14,813)	$(892)
Envision Healthcare Holdings*	(22,133)	(575)
		(2,037)
Industrials – (3.4)%
Generac Holdings*	(13,108)	(390)
Nielsen Holdings	(30,976)	(1,443)
Pitney Bowes	(44,326)	(916)
Tyco International	(15,687)	(500)
United Rentals*	(9,455)	(686)
		(3,935)
Information Technology – (15.8)%
Akamai Technologies*	(20,432)	(1,075)
Alibaba Group Holding ADR*	(10,276)	(835)
Cimpress*	(21,695)	(1,760)
CommScope Holding*	(22,065)	(571)
Corning	(49,177)	(899)
Flextronics International*	(107,224)	(1,202)
Infosys ADR	(67,559)	(1,132)
Intel	(27,503)	(948)
International Business Machines	(4,120)	(567)
j2 Global	(16,808)	(1,384)
Lexmark International, Cl A	(35,497)	(1,152)
Microsoft	(20,122)	(1,117)
NVIDIA	(33,070)	(1,090)
Oracle	(30,083)	(1,099)
SAP ADR	(12,974)	(1,026)
Teradata*	(14,912)	(394)
Western Union	(80,593)	(1,443)
Zebra Technologies, Cl A*	(8,219)	(572)
		(18,266)
Telecommunication Services – (3.3)%
AT&T	(38,165)	(1,313)
CenturyLink	(28,913)	(728)
Cogent Communications Holdings	(18,976)	(658)
Verizon Communications	(24,364)	(1,126)
		(3,825)
Total Common Stock
(Proceeds $55,322) (000)		(52,699)

Total Securities Sold Short
(Proceeds $55,322) (000) ††		$(52,699)
Schedule of Open Options Purchased
Purchased Options — 0.0% *‡‡
Akami Technologies, Put Option
Expires 01/15/16, Strike Price $55	53	$14
Electronic Arts, Put Option
Expires 01/15/16, Strike Price $40	85	—
Las Vegas Sands, Call Option
Expires 01/15/16, Strike Price $77.50	406	1

RiverPark Long/Short Opportunity Fund December 31, 2015 (Unaudited)

Description	Contracts	Value (000)
Wynn Resorts, Call Option
Expires 01/15/16, Strike Price $219	138	$—
Total Purchased Options
(Cost $235) (000) †††		$15

‡‡ For the period ended December 31, 2015, the total amount of all open purchased options is representative of the volume of activity for these types of derivatives during the period.

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments, securities sold short, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$100,229	$—	$—	$100,229
Total Investments in Securities	$100,229	$—	$—	$100,229

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(52,699)	$—	$—	$(52,699)
Total Liabilities	$(52,699)	$—	$—	$(52,699)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$15	$—	$—	$15
Total Return Swaps^	—	—	—	—
Total Other Financial Instruments	$15	$—	$—	$15

^ Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of December 31, 2015. The swaps are considered Level 2.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

RiverPark Long/Short Opportunity Fund December 31, 2015 (Unaudited)

A list of open swap agreements held by the Fund at December 31, 2015 was as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Contracts	Notional Amount (000)	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	Alliance Date Systems	Fed Funds 1-Day - 0.45%	Total Return	09/13/16	2,156	$596	$-
Goldman Sachs International	Alphabet, CI A	Fed Funds 1-Day - 0.45%	Total Return	09/09/16	379	295	-
Goldman Sachs International	Alphabet, CI C	Fed Funds 1-Day - 0.45%	Total Return	09/09/16	808	613	-
Goldman Sachs International	American Tower	Fed Funds 1-Day - 0.45%	Total Return	10/13/16	9,923	962	-
Goldman Sachs International	Apple	Fed Funds 1-Day - 0.45%	Total Return	08/04/16	4,501	474	-
Goldman Sachs International	CME Group	Fed Funds 1-Day - 0.45%	Total Return	10/13/16	14,172	1,284	-
Goldman Sachs International	Dollar Tree	Fed Funds 1-Day - 0.45%	Total Return	09/28/16	28,550	2,205	-
Goldman Sachs International	eBay	Fed Funds 1-Day - 0.45%	Total Return	06/14/16	67,136	1,846	-
Goldman Sachs International	Las Vega Sands	Fed Funds 1-Day - 0.45%	Total Return	09/06/16	17,647	773	-
Goldman Sachs International	Mastercard	Fed Funds 1-Day - 0.45%	Total Return	09/06/16	19,358	1,885	-
Goldman Sachs International	Priceline Group	Fed Funds 1-Day - 0.45%	Total Return	06/06/16	66	84	-
Goldman Sachs International	QUALCOMM	Fed Funds 1-Day - 0.45%	Total Return	11/16/16	2,775	139	-
Goldman Sachs International	SBA Communications	Fed Funds 1-Day - 0.45%	Total Return	10/13/16	842	88	-
Goldman Sachs International	Schlumberger	Fed Funds 1-Day - 0.45%	Total Return	09/06/16	19,343	1,349	-
Goldman Sachs International	Southwest Energy	Fed Funds 1-Day - 0.45%	Total Return	06/14/16	71,196	506	-
Goldman Sachs International	Visa	Fed Funds 1-Day - 0.45%	Total Return	06/06/16	8,734	677	-
Goldman Sachs International	Walt Disney	Fed Funds 1-Day - 0.45%	Total Return	08/04/16	22,528	2,367	-
							$-

For the period ended December 31, 2015, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $115,717 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
***	Traded in Canadian Dollar.
‡	Real Estate Investment Trust
(a)	Security considered Master Limited Partnership. At December 31, 2015, these securities amounted to $5,115 (000) or 4.4% of Net Assets.
(b)	Underlying security for a total return swap.
(c)	Some or all is pledged as collateral for securities sold short and open options purchased in the total amount of $43,762.

ADR — American Depositary Receipt
Cl — Class
LP — Limited Partnership

†	At December 31, 2015 the tax basis cost of the Fund's investments was $86,554 (000) and the unrealized appreciation and depreciation were $22,904 (000) and ($9,229) (000), respectively.
††	At December 31, 2015 the tax basis proceeds of the Fund's securities sold short was $55,322 (000) and the unrealized appreciation and depreciation were $5,602 (000) and ($2,979) (000), respectively.
†††
At December 31, 2015 the tax basis cost and premiums received of the Fund's options was $235 (000) and the unrealized appreciation and depreciation were $0 (000) and ($220) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “— “ are $0 or have been rounded to $0.

RPF-QH-001-1100

RiverPark Structural Alpha Fund December 31, 2015 (Unaudited)

Description	Face Amount (000)/ Contracts	Value (000)
Schedule of Investments
U.S. Treasury Obligations — 40.6%
U.S. Treasury Bill (a)(b)
0.335%, 05/26/16	$1,600	$1,597
0.245%, 04/28/16	1,600	1,599
0.080%, 03/31/16	1,600	1,599
0.010%, 02/25/16	1,600	1,600
0.000%, 01/21/16	1,500	1,500

Total U.S. Treasury Obligations
(Cost $7,895) (000)		7,895

Total Investments — 40.6%
(Cost $7,895) (000) †		$7,895

Schedule of Open Options Purchased
Purchased Options — 4.5%*‡
CBOE S&P 500 Index, Call Option
Expires 02/29/16, Strike Price $1,925	9	$122
Expires 06/30/16, Strike Price $2,100	14	83
Expires 03/31/16, Strike Price $1,925	9	131
Expires 09/30/16, Strike Price $2,000	14	192
Expires 05/31/16, Strike Price $2,100	9	45
Expires 04/29/16, Strike Price $2,100	9	38
Expires 01/29/16, Strike Price $2,100	6	5
Expires 03/31/16, Strike Price $2,100	15	48
NASDAQ Euro Index, Call Option
Expires 06/17/16, Strike Price $4,475	4	125
S&P 500 Index, Call Option
Expires 03/18/16, Strike Price $2,100	10	27
Expires 06/17/16, Strike Price $2,050	10	82
Total Purchased Options
(Cost $1,252) (000) ††		$898
Schedule of Open Options Written
Written Options — (3.1)%*‡
C2 S&P 500 Index, Call Option
Expires 01/15/16, Strike Price $2,125	(5)	$(1)
C2 S&P 500 Index, Put Option
Expires 01/15/16, Strike Price $1,975	(5)	(4)
CBOE S&P 500 Index, Call Option
Expires 03/31/16, Strike Price $2,025	(9)	(66)
Expires 09/30/16, Strike Price $2,175	(14)	(65)
Expires 02/29/16, Strike Price $2,025	(9)	(54)
Expires 01/08/16, Strike Price $2,160	(3)	—
Expires 01/29/16, Strike Price $2,110	(5)	(4)
Expires 01/08/16, Strike Price $2,150	(5)	—
Expires 05/31/16, Strike Price $2,175	(9)	(18)
Expires 04/29/16, Strike Price $2,175	(9)	(13)
Expires 01/22/16, Strike Price $2,140	(5)	—
Expires 06/30/16, Strike Price $2,250	(14)	(14)
Expires 01/29/16, Strike Price $2,175	(6)	—
Expires 03/31/16, Strike Price $2,200	(15)	(6)

RiverPark Structural Alpha Fund December 31, 2015 (Unaudited)

Description	Contracts	Value (000)
CBOE S&P 500 Index, Put Option
Expires 03/31/16, Strike Price $1,925	(3)	$(11)
Expires 09/30/16, Strike Price $1,825	(7)	(46)
Expires 02/29/16, Strike Price $1,925	(3)	(7)
Expires 01/29/16, Strike Price $1,990	(5)	(10)
Expires 01/08/16, Strike Price $2,000	(5)	(4)
Expires 01/08/16, Strike Price $1,950	(3)	(1)
Expires 05/31/16, Strike Price $2,100	(3)	(35)
Expires 04/29/16, Strike Price $2,100	(3)	(32)
Expires 01/22/16, Strike Price $1,980	(5)	(7)
Expires 06/30/16, Strike Price $1,950	(7)	(51)
Expires 01/29/16, Strike Price $2,100	(2)	(13)
Expires 03/31/16, Strike Price $1,950	(5)	(21)
NASDAQ Euro Index, Call Option
Expires 06/17/16, Strike Price $4,825	(4)	(49)
NASDAQ Euro Index, Put Option
Expires 06/17/16, Strike Price $4,150	(2)	(23)
S&P 500 Index, Call Option
Expires 03/18/16, Strike Price $2,250	(10)	(1)
Expires 06/17/16, Strike Price $2,250	(10)	(7)
S&P 500 Index, Put Option
Expires 03/18/16, Strike Price $1,975	(5)	(21)
Expires 06/17/16, Strike Price $1,875	(5)	(26)
Total Written Options
(Premiums Received $1,100) (000) ††		$(610)

‡ For the period ended December 31, 2015, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$7,895	$—	$—	$7,895
Total Investments in Securities	$7,895	$—	$—	$7,895

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$898	$—	$—	$898
Written Options	(610)	—	—	(610)
Futures^
Unrealized Depreciation	(39)	—	—	(39)
Total Other Financial Instruments	$249	$—	$—	$249

^ Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

RiverPark Structural Alpha Fund December 31, 2015 (Unaudited)

The open futures contracts held by the Fund at December 31, 2015 are as follows:

Counterparty	Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
Interactive Brokers LLC	S&P 500 Index BMINI	(50)	Mar-2016	$(39)

For the period ended December 31, 2015, the total amount of open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $19,444 (000).
*	Non-income producing security.
(a)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(b)	Pledged as collateral for open options contracts in the total amount of $7,895.

CBOE — Chicago Board Options Exchange
LLC — Limited Liability Company
S&P — Standard & Poor's

†	For federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
††
At December 31, 2015 the tax basis cost and premiums received of the Fund's options were $152 (000) and the unrealized appreciation and depreciation were $615 (000) and ($479) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

RPF-QH-001-1100

RiverPark Strategic Income Fund December 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 77.8%
Consumer Discretionary – 20.3%
Accuride
9.500%, 08/01/18	$10,506	$8,746
American Media
11.500%, 12/15/17	7,861	7,773
Cablevision Systems
8.625%, 09/15/17	8,726	9,206
Caesars Entertainment Resort Properties
8.000%, 10/01/20	12,415	11,856
Cambium Learning Group
9.750%, 02/15/17	12,432	12,541
Checkers Drive-In Restaurants
11.000%, 12/01/17 (a)	5,753	6,069
Coach
4.250%, 04/01/25	14,505	13,808
Ford Motor Credit
3.200%, 01/15/21	500	497
1.461%, 03/27/17	1,000	991
Hot Topic
9.250%, 06/15/21 (a)	450	400
HT Intermediate Holdings
12.000%, 05/15/19 (a)	8,738	7,340
LBI Media
10.000%, 04/15/19 (a)	7,845	7,561
Office Depot
9.750%, 03/15/19 (a)	5,272	5,503
Pinnacle Entertainment
7.500%, 04/15/21	8,632	9,042
Postmedia Network
12.500%, 07/15/18	8,530	7,741
Wyndham Worldwide
2.950%, 03/01/17	6,287	6,327
		115,401
Consumer Staples – 6.9%
BI-LO
9.250%, 02/15/19 (a)	7,409	7,502
Carolina Beverage Group
10.625%, 08/01/18 (a)	5,802	5,816
Central Garden & Pet
6.125%, 11/15/23	1,600	1,624
Simmons Foods
7.875%, 10/01/21 (a)	6,069	5,508
Southern States Cooperative
10.000%, 08/15/21 (a)	9,998	8,698
US Foods
8.500%, 06/30/19	9,701	10,016
		39,164
Energy – 0.8%
Express Pipeline
7.390%, 12/31/17 (a)	1,055	1,053

RiverPark Strategic Income Fund December 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Sanjel
7.500%, 06/19/19 (a)	$2,700	$297
Westmoreland Coal
8.750%, 01/01/22 (a)	5,580	3,460
		4,810
Financials – 11.5%
Consolidated-Tomoka Land
4.500%, 03/15/20 (a)	4,328	4,317
Crescent Resources
10.250%, 08/15/17 (a)	3,275	3,287
Homefed
6.500%, 06/30/18 (a)	23,439	23,380
Hunt Cos
9.625%, 03/01/21 (a)	19,123	17,402
Lender Processing Services
5.750%, 04/15/23	7,191	7,434
Prospect Capital
5.750%, 03/15/18	5,000	4,894
Toll Road Investors Partnership
4.302%, 02/15/45 (a) (b)	7,396	1,553
Toll Road Investors Partnership II
6.820%, 02/15/25 (a) (b)	5,700	3,187
		65,454
Health Care – 3.1%
NBTY
9.000%, 10/01/18	500	507
Prospect Medical Holdings
8.375%, 05/01/19 (a)	11,836	12,339
Valeant Pharmaceuticals International
6.750%, 08/15/18 (a)	4,572	4,554
		17,400
Industrials – 8.7%
Acuity Brands Lighting
6.000%, 12/15/19	1,000	1,085
America West Airlines Pass-Through Trust, Ser 2000-1
8.057%, 07/02/20	573	644
Cleaver-Brooks
8.750%, 12/15/19 (a)	4,763	4,620
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21	3,075	3,358
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
6.236%, 03/15/20	621	661
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	1,225	1,354
Dispensing Dynamics International
12.500%, 01/01/18 (a)	5,085	4,963

RiverPark Strategic Income Fund December 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
HC2 Holdings
11.000%, 12/01/19 (a)	$12,695	$11,679
Jac Holding
11.500%, 10/01/19 (a)	5,865	5,586
Quad
7.000%, 05/01/22	9,990	6,319
Techniplas
10.000%, 05/01/20 (a)	7,140	5,141
Waste Italia
10.500%, 11/15/19 (a)	9,067	3,843
		49,253
Information Technology – 8.2%
Audatex North America
6.000%, 06/15/21 (a)	17,734	17,934
Denali Borrower
5.625%, 10/15/20 (a)	7,813	8,204
Fidelity National Information Services
5.000%, 03/15/22	3,925	4,082
First Data
8.750%, 01/15/22 (a)	6,620	6,925
Fiserv
3.500%, 10/01/22	3,275	3,273
Leidos
7.125%, 07/01/32	5,833	5,883
		46,301
Materials – 11.5%
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17 (a)	150	146
5.625%, 12/15/16 (a)	15,460	15,325
Hardwoods Acquisition
7.500%, 08/01/21 (a)	2,272	1,886
Hexion
6.625%, 04/15/20	13,886	10,866
Kissner Milling
7.250%, 06/01/19 (a)	5,704	5,376
Lansing Trade Group
9.250%, 02/15/19 (a)	16,624	15,668
NWH Escrow
7.500%, 08/01/21 (a)	6,794	5,469
Optima Specialty Steel
12.500%, 12/15/16 (a)	9,745	8,283
Verso Paper Holdings
11.750%, 01/15/19	13,389	2,308
		65,327
Telecommunication Services – 6.8%
Frontier Communications
11.000%, 09/15/25 (a)	1,600	1,588
MHGE Parent
8.500%, 08/01/19 (a)	5,800	5,764
Qwest
6.750%, 12/01/21	5,000	5,250

RiverPark Strategic Income Fund December 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
SBA Tower Trust
3.598%, 04/15/18 (a)	$6,385	$6,374
Sprint Communications
9.125%, 03/01/17	658	671
6.000%, 12/01/16	11,175	11,175
Telesat Canada
6.000%, 05/15/17 (a)	7,924	8,003
		38,825
Total Corporate Obligations
(Cost $487,562) (000)		441,935

Commercial Paper — 6.4%
Albemarle
0.000%, 01/11/16 (b)	6,300	6,299
Ford Motor Credit
0.962%, 02/08/16 (b)	15,000	14,989
Thomson Reuters
0.500%, 01/05/16 (b)	15,000	14,999
Total Commercial Paper
(Cost $36,283) (000)		36,287

Asset-Backed Securities — 3.3%
Other Asset-Backed Securities – 3.3%
Countrywide Asset-Backed Certificates, Ser 2006-SPS2, Cl A
0.541%, 05/25/26 (c)	560	1,336
Countrywide Asset-Backed Certificates, Ser 2006-SPS1, Cl A
0.441%, 12/25/25 (c)	140	465
Master Asset Vehicle II, Ser 2009-2U, Cl A1
0.226%, 07/15/56 (c)	17,829	16,670
Total Asset-Backed Securities
(Cost $17,629) (000)		18,471

Mortgage-Backed Securities — 0.8%
Non-Agency Mortgage-Backed Obligations – 0.8%
Structured Asset Mortgage Investments II Trust, Ser 2005-AR8, Cl A4
1.664%, 02/25/36 (c)	5,534	2,213
Structured Asset Mortgage Investments II Trust, Ser 2006-AR3, Cl 12A3
0.491%, 05/25/36 (c)	6,090	2,156
Total Mortgage-Backed Securities
(Cost $5,302) (000)		4,369

RiverPark Strategic Income Fund December 31, 2015 (Unaudited)

Description	Face Amount (000)/ Shares	Value (000)
Bank Loan Obligations — 5.9%
Eastman Kodak
0.000%, 09/03/19 (d)	$6,000	$5,140
Energy Future Holdings
4.250%, 06/19/16	4,900	4,877
Hampton Rubber
5.000%, 03/27/21	4,545	3,670
Lee Enterprises
12.000%, 12/15/22	5,974	6,213
7.250%, 03/31/19	2,850	2,807
Marsico Holdings
5.375%, 12/31/22	16,463	2,058
Maueser-Werke
8.750%, 07/31/22	6,500	5,698
Newpage
9.500%, 02/11/21	8,750	3,123

Total Bank Loan Obligations
(Cost $45,917) (000)		33,586

Total Investments — 94.2%
(Cost $592,693) (000) †		$534,648

Schedule of Securities Sold Short
Investment Company — (0.4)%
SPDR Blackstone	(50,000)	$(2,306)
Total Investment Company
(Proceeds $2,323 (000)		(2,306)

Corporate Obligation — (0.2)%
Financials – (0.2)%
Leucadia National
5.500%, 10/18/23	(1,000,000)	(978)
Total Corporate Obligation
(Proceeds $961 (000)		(978)

Total Securities Sold Short
(Proceeds $3,284) (000) ††		$(3,284)

A list of the open forward foreign currency contrats held by the Fund at December 31, 2015 is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (000)
Brown Brothers Harriman	1/8/16	EUR 8,415	USD 9,245	$100

For the period ended December 31, 2015, the total amount of open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

RiverPark Strategic Income Fund December 31, 2015 (Unaudited)

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments, securities sold short and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$441,935	$—	$441,935
Commercial Paper	—	36,287	—	36,287
Asset-Backed Securities	—	18,471	—	18,471
Mortgage-Backed Securities	—	4,369	—	4,369
Bank Loan Obligations	—	33,586	—	33,586
Total Investments in Securities	$—	$534,648	$—	$534,648

Securities Sold Short	Level 1	Level 2	Level 3	Total
Investment Company	$(2,306)	$—	$—	$(2,306)
Corporate Obligation	—	(978)	—	(978)
Total Securities Sold Short	$(2,306)	$(978)	$—	$(3,284)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards**
Unrealized Appreciation	$100	—	—	$100
Total Other Financial Instruments	$100	$—	$—	$100

** Forward contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

RiverPark Strategic Income Fund December 31, 2015 (Unaudited)

Percentages are based on Net Assets of $567,857 (000).
(a)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(c)	Variable rate security - Rate disclosed is the rate in effect on December 31, 2015.
(d)	Unsettled bank loan. Interest rate not available.

Cl — Class
EUR — Euro
Ser — Series
SPDR — S&P Depositary Receipt
USD — United States Dollar

†	At December 31, 2015 the tax basis cost of the Fund's investments was $592,693 (000) and the unrealized appreciation and depreciation were $1,413 (000) and ($59,458) (000), respectively.

††	At December 31, 2015 the tax basis proceeds of the Fund's securities sold short was $3,284 (000) and the unrealized appreciation and depreciation were $17 (000) and ($17) (000), respectively.

RPF-QH-001-1100

RiverPark Focused Value Fund December 31, 2015 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 88.7%
Consumer Discretionary – 16.5%
Las Vegas Sands	89,300	$3,915
Liberty Global, Cl A*	43,300	1,834
Liberty Global LiLAC, Cl A*	880	36
Liberty Interactive QVC Group, Cl A*	51,100	1,396
		7,181
Energy – 18.6%
Helmerich & Payne	38,700	2,072
Magellan Midstream Partners LP (a)	23,300	1,583
Marathon Petroleum	70,200	3,639
National Oilwell Varco	23,000	770
		8,064
Financials – 7.7%
American Tower, Cl A‡	15,500	1,503
The Blackstone Group LP (a)	63,300	1,851
		3,354
Health Care – 7.4%
Express Scripts Holding*	22,400	1,958
Valeant Pharmaceuticals International*	12,495	1,270
		3,228
Industrials – 3.0%
Macquarie Infrastructure	18,000	1,307

Information Technology – 13.0%
Broadcom, Cl A	18,300	2,656
Western Digital	49,500	2,973
		5,629
Materials – 13.8%
CF Industries Holdings	78,400	3,200
LyondellBasell Industries, Cl A	16,300	1,416
Praxair	13,700	1,403
		6,019
Utilities – 8.7%
Calpine*	260,200	3,765

Total Common Stock
(Cost $43,816) (000)		38,547

Total Investments — 88.7%
(Cost $43,816) (000) †		$38,547

As of December 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $43,472 (000).
*	Non-income producing security.
‡	Real Estate Investment Trust
(a)	Security considered Master Limited Partnership. At December 31, 2015, these securities amounted to $3,434 (000) or 7.9% of Net Assets.

Cl — Class
LP — Limited Partnership

†
At December 31, 2015 the tax basis cost of the Fund's investments was $43,816 (000) and the unrealized appreciation and depreciation were $714 (000) and ($5,983) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1100

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja President

Date: February 26, 2016

By (Signature and Title)*	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman Chief Financial Officer and Treasurer

Date February 26, 2016

*     Print the name and title of each signing officer under his or her signature.